Vessel revenue (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Revenue sources	The following table sets forth our revenue, by employment type, for these periods:

	For the year ended December 31,
In thousands of U.S. dollars	2023	2022	2021
Pool revenue	$1,155,244	$1,186,577	$534,982
Voyage revenue (spot market)	32,718	328,087	5,804
Time charter revenue	153,260	48,209	—
	$1,341,222	$1,562,873	$540,786

Lease and non lease components
The following table summarizes the lease and non-lease components of revenue from time charter-out and pool revenue during the years ended December 31, 2023, 2022 and 2021. These figures are not readily quantifiable as the Company's contracts (with the Scorpio pools or under time charter-out arrangements) do not separate these components. We do not view pool and time charter-out revenue as two separate streams of revenue. Nevertheless, we have estimated these amounts by reference to (i) third party, published time charter rates for the lease component, and (ii) an approximation of the fair market value of vessel operating expenses for the non-lease component.

	For the year ended December 31,
In thousands of U.S. dollars	2023	2022	2021
Lease component of revenue from time charter-out and pool revenue	$999,273	$879,168	$280,633
Non-lease component of revenue from time charter-out and pool revenue	309,231	355,618	254,349
	$1,308,504	$1,234,786	$534,982

Terms of time chartered-out vessels	e entered into time charter-out agreements on 14 vessels. The terms of the agreements, including the dates of commencement are summarized as follows:

Vessel	Vessel class	Term	Rate ($/day)		Commencement date
STI Gratitude	LR2	Three years	$28,000	(1)	May-22
STI Guard	LR2	Five years	$28,000	(2)	July-22
STI Gladiator	LR2	Three years	$28,000	(3)	July-22
STI Guide	LR2	Three years	$28,000	(3)	July-22
STI Marshall	MR	Three years	$23,000	(4)	July-22
STI Magnetic	MR	Three years	$23,000	(5)	July-22
STI Miracle	MR	Three years	$21,000	(6)	August-22
STI Memphis	MR	Three years	$21,000	(7)	June-22
STI Connaught	LR2	Three years	$30,000	(8)	August-22
STI Lombard	LR2	Three years	$32,750	(9)	September-22
STI Gauntlet	LR2	Three years	$32,750		November-22
STI Duchessa	MR	Three years	$25,000		October-22
STI Lavender	LR2	Three years	$35,000		December-22
STI Grace	LR2	Three years	$37,500	(10)	December-22
STI Jermyn	LR2	Three years	$40,000	(11)	April-23
(1)    This vessel commenced a time charter in May 2022 for three years at an average rate of $28,000 per day. The charterers have the option to extend the term of this agreement for an additional year at $31,000 per day. If this option is declared, the charterers have the option to further extend the term of this agreement for an additional year at $33,000 per day.
(2)    This vessel commenced a time charter in July 2022 for five years at a rate of $28,000 per day. The charterers have the option to convert the term of this agreement to three years at $30,000 per day, which must be declared within 30 months after the delivery date.
(3)    This vessel commenced a time charter in July 2022 for three years at an average rate of $28,000 per day. The charterers have the option to extend the term of this agreement for an additional year at $31,000 per day. If this option is declared, the charterers have the option to further extend the term of this agreement for an additional year at $33,000 per day.
(4)    This vessel commenced a time charter in July 2022 for three years at a rate of $23,000 per day. The charterers have the option to extend the term of this agreement for an additional year at $24,000 per day. If this option is declared, the charterers have the option to further extend the term of this agreement for an additional year at $25,000 per day. If this second option is declared, the charterers have the option to further extend the term of this agreement for an additional year at $26,000 per day.
(5)    This vessel commenced a time charter in July 2022 for three years at an average rate of $23,000 per day. The daily rate is the average rate over the three years period, which is payable in years one, two, and three at $30,000 per day, $20,000 per day, and $19,000 per day, respectively. The charterers have the option to extend the term of this agreement for an additional year at $24,500 per day. If this option is declared, the charterers have the option to further extend the term of this agreement for an additional year at $26,000 per day.
(6)    This vessel commenced a time charter in August 2022 for three years at an average rate of $21,000 per day. The daily rate is the average rate over the three years period, which is payable during the first six months at $30,000 per day, the next six months are payable at $20,000 per day, and years two and three are payable at $19,000 per day. The charterers have the option to extend the term of this agreement for an additional year at $22,500 per day. If this option is declared, the charterers have the option to further extend the term of this agreement for an additional year at $24,000 per day.
(7)    This vessel commenced a time charter in June 2022 for three years at an average rate of $21,000 per day. The daily rate is the average rate over the three years period, which is payable during the first six months at $30,000 per day, the next 6 months are payable at $20,000 per day, and years two and three are payable at $19,000 per day. The charterers have the option to extend the term of this agreement for an additional year at $22,500 per day. If this option is declared, the charterers have the option to further extend the term of this agreement for an additional year at $24,000 per day.
(8)    In April 2023, STI Connaught replaced STI Goal on a time charter which initially commenced in August 2022 for three years at a rate of $30,000 per day. The charterers have the option to extend the term of this agreement for an additional year at $32,000 per day. If this option is declared, the charterers have the option to further extend the term of this agreement for an additional year at $34,000 per day.
(9)    This vessel commenced a time charter in September 2022 for three years at an average rate of $32,750 per day. The charterer has the option to extend the term of this agreement for an additional year at $34,750 per day. If this option is declared, the charterer has the option to further extend the term of this agreement for an additional year at $36,750 per day.
(10)    This vessel commenced a time charter in December 2022 for three years at an average rate of $37,500 per day. The daily rate is the average rate over the three years period, which is payable during the first six months at $47,000 per day, the next 6 months are payable at $28,000 per day, and years two and three are payable at $37,500 per day.
(11)    This vessel commenced a time charter in April 2023 for three years at an average rate of $40,000 per day. The charterer has the option to extend the term of this agreement for an additional year at $42,500 per day.